Intangible assets	12 Months Ended
Dec. 31, 2020
Changes in intangible assets other than goodwill [abstract]
Intangible assets

9. Intangible assets

Intangible assets as at December 31, 2020 are as follows:

Intangible Assets
Cost	$
As at January 1, 2019	—
Acquisition of Prismic Pharmaceuticals Inc.	18,543,379
Additions	293,126
Effects of foreign exchange	(140,276)
As at December 31, 2019	18,696,229
Effects of foreign exchange	505,264
As at December 31, 2020	19,201,493

Accumulated amortization
As at January 1, 2019	—
Amortization	1,906,363
Effects of foreign exchange	(30,759)
As at December 31, 2019	1,875,604
Amortization	3,894,467
Effects of foreign exchange	7,031
As at December 31, 2020	5,777,102

Net book value
As at January 1, 2019	—
As at December 31, 2019	16,820,625
As at December 31, 2020	13,424,391

The Company acquired intellectual property as part of the acquisition of Prismic on June 28, 2019. Refer to Note 4 for additional details. The life of the intellectual property has been determined to be 5 years. Amortization of the intellectual property commenced on the date of acquisition. The Company recognized amortization expense of $3,894,467 for the year ended December 31, 2020 (2019 - $1,906,363).